-------------------------------------------------------------------------------
          -
      PROVIDENT
-------------------------------------------------------------------------------

    INSTITUTIONAL
        FUNDS

          -

              ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876

G. Willing Pepper
Chairman                  TRUST FOR FEDERAL SECURITIES

                                                                   June 16, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Trust for Federal Securities for the period ended April 30, 1998. The accompanying Investment Adviser's Report provides information on the economy, money markets, and our Funds.

     Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                       Sincerely,

                                       [G. Willing Pepper signature]
                                       G. Willing Pepper
                                       Chairman

                          TRUST FOR FEDERAL SECURITIES

                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The U.S. economy finished 1997 in strong style, as fourth quarter gross domestic product (GDP) demonstrated that the Asian crisis had less of a dampening effect than was initially anticipated. With a recently revised estimate of 4.8% GDP growth, first quarter reports continued to depict strong business activity and low inflation. In fact, for the twelve months ended April 30, 1998 prices at the wholesale level declined 1.2%, while consumer prices increased by only 1.4%. New home sales led first quarter growth, which benefited from low interest rates, heightened job security and surging personal wealth. In response to this best of both worlds environment, the Federal Reserve has not changed monetary policy in over a year. We predict that the outlook for short-term interest rates will largely depend on the Asian situation with a slight easing of policy if the economy slows, and a small tightening if it continues to grow at better than a 3.5% pace. In the meantime, we anticipate that rates should remain near current levels, with overnight yields around 5.50%. The short-term yield curve should also remain quite flat, with only modest incremental yield opportunity in six to twelve-month agency obligations. Treasury bills and short coupons will probably remain expensive, with even one-year yields offered below overnight repurchase agreement rates.

     The treasury and agency money market curves flattened in early 1998 amid favorable reports on inflation and prospects for slower growth due to the Asian financial crisis. Assets of FedFund and T-Fund were primarily invested in overnight repurchase agreement during this period due to its yield advantage over alternative instruments. Consequently, the average weighted maturities of such funds were generally at the lower end of their target ranges. A reversal in sentiment occurred after Federal Reserve Chairman Alan Greenspan's Humphrey-Hawkins testimony in late February. While the Fed remained on hold throughout the remainder of the period, a temporary increase in yields and a steepening of the treasury and agency money market curves prompted investments in securities at the longer end of the curves and an extension in average weighted maturities. Treasury Trust followed a similar strategy of extending its average weighted maturity upon the steepening of the curve, with cash management bills providing an important source of liquidity. Federal Trust and Treasury Trust retained their AAA Standard & Poor's ratings, while T-Fund remained AAA-rated from both Standard & Poor's and Moody's. Finally, FedFund received a Moody's rating of Aaa in April.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT AGENGY & INSTRUMENTALITY OBLIGATIONS--57.5%
  Federal Farm Credit Bank Variable Rate Notes+
    5.534%............  05/01/98   $ 30,000   $   29,987,716
                                              --------------
  Federal Home Loan Bank Bonds
    5.96..............  06/09/98     20,000       20,001,129
    5.78..............  07/07/98     10,000        9,997,981
    5.725.............  09/08/98     13,335       13,330,349
    5.80..............  10/27/98     27,000       27,021,851
    5.81..............  11/04/98      8,735        8,736,582
    5.825.............  12/17/98     16,500       16,496,751
    5.385.............  01/22/99      6,500        6,490,247
    5.43..............  02/24/99     17,750       17,729,496
    5.555.............  02/26/99     19,000       19,000,000
    5.595.............  03/10/99     27,895       27,891,527
    5.605.............  03/12/99     15,000       14,995,650
    5.56..............  03/25/99     10,000        9,989,385
                                              --------------
                                                 191,680,948
                                              --------------
  Federal Home Loan Mortgage Corporation
  Variable Rate Notes+
    5.4463............  05/20/98     17,500       17,497,801
                                              --------------
  Federal National Mortgage Association Bonds
    5.84..............  06/10/98     25,000       25,000,324
    5.84..............  06/18/98     14,000       13,999,403
    5.63..............  08/14/98     15,000       14,990,507
    6.10..............  09/04/98      5,105        5,110,025
    5.37..............  02/26/99     10,000        9,980,350
    5.60..............  04/22/99     10,000        9,985,820
                                              --------------
                                                  79,066,429
                                              --------------
  Federal National Mortgage Association
  Variable Rate Notes+
    5.324.............  05/05/98     58,000       58,000,000
    5.543.............  05/05/98     20,000       19,990,603
    5.4775............  05/18/98     30,000       29,981,160
                                              --------------
                                                 107,971,763
                                              --------------
  Student Loan Marketing Association Bonds
    6.25..............  06/30/98      6,000        6,004,940
    5.63..............  08/06/98     20,000       19,999,170
    5.775.............  09/09/98     10,000        9,998,797
    5.79..............  09/16/98      5,000        5,000,893
                                              --------------
                                                  41,003,800
                                              --------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
  Student Loan Marketing Association
  Variable Rate Notes+
    5.263%............  05/05/98   $ 58,545   $   58,524,951
    5.273.............  05/05/98     10,000       10,000,000
    5.283.............  05/05/98     20,000       20,001,274
    5.448.............  05/05/98     25,000       24,991,562
    5.473.............  05/05/98     25,000       25,000,000
    5.573.............  05/05/98     20,000       19,996,183
                                              --------------
                                                 158,513,970
                                              --------------
      Total................................      625,722,427
                                              --------------
REPURCHASE AGREEMENTS--42.3%
  Goldman Sachs & Co
    5.53..............  05/01/98    200,000      200,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $200,030,722,
      collateralized by
      $299,705,560 Federal Home
      Loan Mortgage Corporation
      Bonds and Federal National
      Mortgage Association Bonds
      5.937% to 6.80% due from
      10/25/18 to 10/15/27. The
      market value is
      $206,000,000.)
  Greenwich Capital Markets, Inc.
    5.52..............  05/01/98     25,000       25,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $25,003,833,
      collateralized by
      $45,548,000 Resolution
      Funding Corporation STRIPS
      due 07/15/05 to 10/15/10.
      The market value is
      $25,750,162.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)              VALUE
                        --------   --------        --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co
    5.5625%...........  05/01/98   $200,000        $  200,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $200,030,903,
      collateralized by
      $221,054,000 Federal Home
      Loan Mortgage Corporation
      Bonds, Federal National
      Mortgage Association Bonds
      and Medium Term Notes,
      Resolution Funding
      Corporation Notes and U.S.
      Treasury Bills from 0.00%
      to 8.90% due from 12/10/98
      to 07/15/20. The market
      value is $206,585,499.)
    5.5125............  05/01/98     34,500            34,500,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $34,505,283,
      collateralized by
      $85,935,000 U.S. Treasury
      STRIPS due from 08/15/98
      to 05/15/21. The market
      value is $35,200,462.)
                                                   --------------
        Total..............................
                                                      459,500,000
                                                   --------------

                                                        VALUE
                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,085,222,427*).......      99.8%          $1,085,222,427
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.2               1,772,444
                                    ------          --------------

                                                        VALUE
                                                    --------------
NET ASSETS(equivalent to $1.00
  per share based on
  1,059,706,607 FedFund and
  27,590,863 FedFund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%          $1,086,994,871
                                    ======          ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,086,994,871 divided by 1,087,297,470).....             $1.00
                                                             =====

---------------
* Also cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of April 30, 1998, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.


                               FEDFUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1998
                                  (Unaudited)

      MATURITY
       PERIOD           PAR        PERCENTAGE
    -------------   ------------   ----------
       1- 30 Days   $773,545,000      71.3%
      31- 60 Days     59,000,000       5.4
      61- 90 Days     16,000,000       1.5
      91-120 Days     35,000,000       3.2
     121-150 Days     33,440,000       3.1
    Over 150 Days    168,380,000      15.5
               Average Weighted Maturity--56 Days
-------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT SECURITIES--25.1%
  U.S. Treasury Notes
    5.375%............  05/31/98   $ 19,000   $   18,997,020
    6.00..............  05/31/98     20,000       20,005,584
    6.25..............  06/30/98     39,000       39,037,919
    8.25..............  07/15/98     15,000       15,072,625
    6.25..............  07/31/98     57,000       57,088,894
    5.875.............  08/15/98     50,000       50,026,851
    9.25..............  08/15/98     25,000       25,251,670
    4.75..............  08/31/98     19,000       18,948,172
    4.75..............  09/30/98     74,000       73,729,736
    5.875.............  10/31/98     34,000       34,040,331
    5.50..............  11/15/98     30,000       29,978,478
    5.875.............  01/31/99     75,000       75,175,785
    5.00..............  02/15/99     10,000        9,958,714
    8.875.............  02/15/99     25,000       25,639,800
    5.50..............  02/28/99     25,000       24,991,781
    6.25..............  03/31/99     50,000       50,324,844
    7.00..............  04/15/99     20,000       20,256,343
    6.375.............  04/30/99    122,000      123,018,442
                                              --------------
      Total................................      711,542,989
                                              --------------
REPURCHASE AGREEMENTS--74.7%
  Barclay De Zoet Wedd Securities, Inc.
    5.51..............  05/01/98    125,000      125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,019,132,
      collateralized by
      $128,520,000 U.S.
      Inflation Indexed
      Securities 3.625% due
      4/15/28. The market value
      is $127,504,043.)
  Deutsche Morgan Grenfell, Inc.
    5.44..............  05/01/98    125,000      125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,018,889,
      collateralized by
      $126,167,000 U.S. Treasury
      Notes 5.875% to 6.625% due
      from 10/31/98 to 06/30/01.
      The market value is
      $127,502,224.)
  Goldman Sachs & Co.
    5.43..............  05/06/98    150,000      150,000,000
    (Agreement dated 02/05/98 to
      be repurchased at
      $152,036,250,
      collateralized by
      $158,498,400 U.S. Treasury
      Bills and Notes 0.00% to
      5.625% due from 11/03/98
      to 02/04/99. The market
      value is $153,000,316.)

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
    5.52%.............  05/01/98   $100,000   $  100,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $100,015,333,
      collateralized by
      $105,665,600 U.S. Treasury
      Bills and Notes 0.00% to
      5.625% due from 11/30/98
      to 02/04/99. The market
      value is $102,000,211.)
  Greenwich Capital Markets, Inc.
    5.52..............  05/01/98    250,000      250,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $250,038,333,
      collateralized by
      $200,052,000 U.S.
      Inflation Indexed
      Securities and Treasury
      Bonds 3.625% to 13.875%
      due from 08/15/05 to
      04/15/28. The market value
      is $255,001,928.)
  Hong Kong Shanghai Bank
    Securities, Inc.
    5.47..............  05/01/98    125,000      125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,018,993,
      collateralized by
      $99,416,000 U.S. Treasury
      Bonds 10.375% due
      11/15/09. The market value
      is $127,501,020.)
  Lehman Brothers, Inc.
    5.52..............  05/01/98    200,000      200,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $200,030,667,
      collateralized by
      $175,656,000 U.S. Treasury
      Bonds and Notes 6.00% to
      11.75% due from 05/31/02
      to 08/15/26. The market
      value is $204,001,472.)
    5.52..............  05/01/98    100,000      100,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $100,015,333,
      collateralized by
      $98,425,000 U.S. Treasury
      Notes 6.25% due 06/30/02.
      The market value is
      $102,002,574.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government
Securities, Inc.
    5.41%.............  05/14/98   $150,000   $  150,000,000
    (Agreement dated 04/14/98 to
      be repurchased at
      $150,676,250,
      collateralized by
      $278,462,000 U.S. Treasury
      Notes and STRIPS 5.875% to
      8.875% due from 01/31/99
      to 11/15/27. The market
      value is $153,000,986.)
  Morgan (J.P.) Securities, Inc.
    5.50..............  05/01/98    125,000      125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,019,097,
      collateralized by
      $115,269,000 U.S. Treasury
      Bonds 6.25% to 7.125% due
      from 02/15/23 to 08/15/23.
      The market value is
      $127,500,725.)
  Morgan Stanley & Co., Inc.
    5.5125............  05/01/98    315,600      315,600,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $315,648,326,
      collateralized by
      $307,279,000 U.S. Treasury
      Bills, Bonds and Notes
      0.00% to 9.25% due from
      08/06/98 to 08/15/23. The
      market value is
      $323,069,265.)
  Salomon Brothers, Inc.
    5.52..............  05/01/98    125,000      125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,019,167,
      collateralized by
      $95,400,000 U.S. Treasury
      Bonds 8.75% due 08/15/20.
      The market value is
      $127,559,951.)
  SBC Warburg Dillon Read, Inc.
    5.25..............  05/01/98     97,000       97,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $97,014,146,
      collateralized by
      $81,731,000 U.S. Treasury
      Bonds and Notes 5.75% to
      10.375% due from 04/30/03
      to 08/15/25. The market
      value is $99,716,564.)

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
  UBS Securities, Inc.
    5.52%.............  05/01/98   $125,000   $  125,000,000
    (Agreement dated 04/30/98 to
      be repurchased at
      $125,019,167,
      collateralized by
      $124,095,000 U.S. Treasury
      Notes 5.625% to 7.125% due
      from 05/15/99 to 02/29/00.
      The market value is
      $127,500,825.)
                                              --------------
        Total..............................    2,112,600,000
                                              --------------


TOTAL INVESTMENTS IN SECURITIES
(Cost $2,824,142,989*)..........      99.8%    2,824,142,989
OTHER ASSETS IN EXCESS OF
  LIABILITIES...................        0.2        4,260,154
                                     ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  2,221,526,511 T-Fund and
  606,938,121 T-Fund Dollar
  Shares of beneficial interest
  outstanding.).................     100.0%   $2,828,403,143
                                     ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($2,828,403,143 divided by 2,828,464,632)..          $1.00
                                                       =====

---------------
* Also cost for federal income tax purposes.
--------------------------------------------------

                                T-FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1998
                                  (Unaudited)

      MATURITY
       PERIOD           PAR         PERCENTAGE
    -------------  --------------   ----------
       1- 30 Days  $2,112,600,000      74.9%
      31- 60 Days      39,000,000       1.4
      61- 90 Days      54,000,000       1.9
      91-120 Days     132,000,000       4.7
     121-150 Days      19,000,000       0.6
    Over 150 Days     465,000,000      16.5
        Average Weighted Maturity--55 Days
--------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

                                        PAR
                           MATURITY    (000)       VALUE
                           --------   -------   ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.2%
  Federal Farm Credit Bank Discount Notes
    5.37%................  05/11/98   $10,000   $  9,985,083
    5.3799...............  05/12/98    15,000     14,975,342
    5.40.................  05/12/98     1,360      1,357,756
    5.37.................  05/15/98    31,437     31,371,349
    5.38.................  05/20/98     4,200      4,188,075
    5.38.................  08/20/98    20,000     19,668,233
                                                ------------
                                                  81,545,838
                                                ------------
  Federal Farm Credit Bank
  Variable Rate Notes+
    5.534................  05/01/98    15,000     14,993,857
                                                ------------
  Federal Home Loan Bank Bonds
    5.72.................  07/07/98    15,000     15,006,700
    5.775................  10/30/98     1,680      1,681,429
                                                ------------
                                                  16,688,129
                                                ------------
  Federal Home Loan Bank Discount Notes
    5.36.................  05/13/98    11,400     11,379,632
    5.36.................  05/15/98    25,000     24,947,889
    5.35.................  06/19/98    30,000     29,781,542
                                                ------------
                                                  66,109,063
                                                ------------
  Federal Home Loan Bank
  Variable Rate Notes+
    5.31.................  05/01/98    15,000     14,993,399
                                                ------------
  Student Loan Marketing Association
  Discount Notes
    5.43.................  05/01/98    30,000     30,000,000
                                                ------------
  Student Loan Marketing Association
  Variable Rate Notes+
    5.263................  05/05/98     5,000      4,993,939
    5.273................  05/05/98    30,000     30,000,000
    5.308................  05/05/98     1,000        999,259
                                                ------------
                                                  35,993,198
                                                ------------
  Tennessee Valley Authority Discount Notes
    5.4199...............  06/12/98    25,000     24,841,917
    5.34.................  06/16/98    10,000      9,931,767
                                                ------------
                                                  34,773,684
                                                ------------

                                                   VALUE
                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $295,097,168*).............    100.2%   $295,097,168
LIABILITIES IN EXCESS OF OTHER
  ASSETS...........................     (0.2)       (469,550)
                                      -------   ------------
NET ASSETS (equivalent to $1.00 per
  share based on 261,722,717
  Federal Trust and 33,102,722
  Federal Trust Dollar Shares of
  beneficial interest
  outstanding).....................    100.0%   $294,627,618
                                       ======   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($294,627,618 / 294,825,439)...............          $1.00
                                                       =====

---------------
* Also cost for federal income tax purposes.
+ Variable Rate Obligations--the rate shown is the rate as
  of April 30, 1998, and the maturity date shown is the
  longer of the next interest readjustment date or the date
  the principal amount can be recovered upon demand.
------------------------------------------------

                          FEDERAL TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1998
                                  (Unaudited)

      MATURITY
       PERIOD          PAR        PERCENTAGE
    -------------  ------------   ----------
       1- 30 Days  $194,397,000      65.7%
      31- 60 Days    65,000,000      21.9
      61- 90 Days    15,000,000       5.1
      91-120 Days    20,000,000       6.7
    Over 150 Days     1,680,000       0.6
              Average Weighted Maturity--28 Days
------------------------------------------------

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                 April 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT SECURITIES--99.3%
  U.S. Treasury Bills
    3.75%.............  05/07/98   $ 65,000   $   64,959,375
    4.40..............  05/21/98    100,000       99,755,556
    4.50..............  05/21/98    100,000       99,750,000
    3.75..............  05/28/98     68,000       67,808,750
    3.9999............  05/28/98     40,000       39,880,000
    4.5399............  05/28/98    100,000       99,659,500
    4.56..............  05/28/98     40,000       39,863,200
    4.86..............  06/11/98     25,000       24,861,625
    4.7799............  06/18/98     15,000       14,904,400
    4.9849............  10/15/98     40,000       39,075,006
                                              --------------
                                                 590,517,412
                                              --------------
  U.S. Treasury Notes
    6.125.............  05/15/98     63,730       63,749,161
    9.00..............  05/15/98     78,640       78,753,994
    5.375.............  05/31/98    100,000       99,989,583
    6.00..............  05/31/98     95,000       95,046,929
    8.25..............  07/15/98     50,000       50,299,479
    6.25..............  07/31/98     28,570       28,636,599
    5.875.............  08/15/98     80,000       80,109,445
    9.25..............  08/15/98     10,000       10,109,065
    4.75..............  08/31/98     25,000       24,948,678
    6.125.............  08/31/98     50,000       50,120,010
    6.00..............  09/30/98     15,000       15,037,556
    5.875.............  10/31/98     10,000       10,015,369
    5.875.............  02/28/99     25,000       25,065,755
                                              --------------
                                                 631,881,623
                                              --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,222,399,035*).............  99.3%   $1,222,399,035
OTHER ASSETS IN EXCESS OF
  LIABILITIES......................    0.7        8,071,804
                                    ------   --------------
NET ASSETS (equivalent to $1.00 per
  share based on 784,468,705
  Treasury Trust and 446,329,701
  Treasury Trust Dollar Shares of
  beneficial interest
  outstanding)..................... 100.0%   $1,230,470,839
                                    ======   ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,230,470,839 divided by 1,230,798,406)..         $1.00
                                                      =====

---------------
* Also cost for federal income tax purposes.
-------------------------------------------------

                         TREASURY TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                 April 30, 1998
                                  (Unaudited)

      MATURITY
       PERIOD           PAR        PERCENTAGE
    -------------   ------------   ----------
       1- 30 Days   $655,370,000      53.5%
      31- 60 Days    235,000,000      19.2
      61- 90 Days     50,000,000       4.1
      91-120 Days    118,570,000       9.7
     121-150 Days     75,000,000       6.1
    Over 150 Days     90,000,000       7.4
               Average Weighted Maturity--53 Days
-------------------------------------------------

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                        Six Months Ended April 30, 1998
                                  (Unaudited)


                                                                                           FEDERAL      TREASURY
                                                                                            TRUST         TRUST
                                                                FEDFUND       T-FUND         FUND         FUND
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              -----------   -----------   ----------   -----------
Investment Income:
  Interest income...........................................  $35,289,084   $75,644,208   $7,870,825   $33,200,921
                                                              -----------   -----------   ----------   -----------
Expenses:
  Investment advisory fee...................................     788,341     1,703,136      177,378        775,433
  Administration fee........................................     788,341     1,703,136      177,378        775,433
  Trustees' fees and officer's salary.......................      15,439        29,304        3,478         14,016
  Transfer agent fee........................................      28,562        56,142        6,171         32,570
  Custodian fee.............................................     106,143       173,561       34,831        105,368
  Shareholder computer access program.......................       5,472         8,145           --          2,887
  Legal and audit...........................................      14,052        31,553        3,152         13,758
  Registration fees and expenses............................      11,772         7,119        7,145          8,117
  Printing..................................................       2,628         5,486        1,628          2,743
  Other.....................................................      15,310        28,027        5,565         15,865
                                                              -----------   -----------   ----------   -----------
                                                               1,776,060     3,745,609      416,726      1,746,190
  Service Organization fees--Dollar Shares..................      86,962       651,461       48,293        455,315
                                                              -----------   -----------   ----------   -----------
                                                               1,863,022     4,397,070      465,019      2,201,505
  Less fees waived..........................................    (519,196)   (1,032,059)    (132,927)      (507,885)
                                                              -----------   -----------   ----------   -----------
    Total expenses..........................................   1,343,826     3,365,011      332,092      1,693,620
                                                              -----------   -----------   ----------   -----------
  Net investment income.....................................  33,945,258    72,279,197    7,538,733     31,507,301
Realized gain (loss) on investments:
  Net realized gain (loss) from security transactions.......       2,574         3,997       13,383        (85,497)
                                                              -----------   -----------   ----------   -----------
  Net increase in net assets resulting from operations......  $33,947,832   $72,283,194   $7,552,116   $31,421,804
                                                              ===========   ===========   ==========   ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets


                                                                 FEDFUND PORTFOLIO                     T-FUND PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                         APRIL 30, 1998    OCTOBER 31, 1997    APRIL 30, 1998    OCTOBER 31, 1997
                                                        ----------------   ----------------   ----------------   ----------------
                                                          (UNAUDITED)                           (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income.............................  $    33,945,258    $     75,164,053   $    72,279,197    $    109,434,440
    Net gain (loss) on investments....................            2,574             (23,331)            3,997               8,808
                                                        ---------------    ----------------   ----------------   ----------------
    Net increase in net assets resulting from
      operations......................................       33,947,832          75,140,722        72,283,194         109,443,248
                                                        ---------------    ----------------   ----------------   ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund Shares..................................      (32,145,267)        (71,336,960)               --                  --
      FedFund Dollar Shares...........................       (1,799,991)         (3,827,093)               --                  --
      T-Fund Shares...................................               --                  --       (58,917,891)        (87,961,168)
      T-Fund Dollar Shares............................               --                  --       (13,361,306)        (21,473,272)
                                                        ---------------    ----------------   ----------------   ----------------
        Total distributions to shareholders...........      (33,945,258)        (75,164,053)      (72,279,197)       (109,434,440)
                                                        ---------------    ----------------   ----------------   ----------------
  Capital share transactions (at $1 per share):
    Sale of shares....................................    3,694,446,575      10,159,957,992    14,352,365,523      22,232,918,782
    Reinvestment of dividends.........................        7,850,479          15,153,501        14,352,195          24,571,259
    Repurchase of shares..............................   (3,952,477,544)    (10,359,191,055)  (13,819,742,440)    (21,834,949,208)
                                                        ---------------    ----------------   ----------------   ----------------
    Increase (decrease) in net assets derived from
      capital share transactions......................     (250,180,490)       (184,079,562)      546,975,278         422,540,833
                                                        ---------------    ----------------   ----------------   ----------------
        Total increase (decrease) in net assets.......     (250,177,916)       (184,102,893)      546,979,275         422,549,641
Net assets:
  Beginning of period.................................    1,337,172,787       1,521,275,680     2,281,423,868       1,858,874,227
                                                        ---------------    ----------------   ----------------   ----------------
  End of period.......................................  $ 1,086,994,871    $  1,337,172,787   $ 2,828,403,143    $  2,281,423,868
                                                        ===============    ================   ================   ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets


                                                                   FEDERAL TRUST                        TREASURY TRUST
                                                                  FUND PORTFOLIO                        FUND PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                         APRIL 30, 1998    OCTOBER 31, 1997    APRIL 30, 1998    OCTOBER 31, 1997
                                                        ----------------   ----------------   ----------------   ----------------
                                                          (UNAUDITED)                           (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income.............................   $   7,538,733     $    14,504,526    $    31,507,301    $    61,147,163
    Net gain (loss) on investments....................          13,383              (8,037)           (85,497)            32,503
                                                         -------------     ---------------    ---------------    ---------------
    Net increase in net assets resulting from
      operations......................................       7,552,116          14,496,489         31,421,804         61,179,666
                                                         -------------     ---------------    ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust Shares............................      (6,553,696)        (12,745,296)                --                 --
      Federal Trust Dollar Shares.....................        (985,037)         (1,759,230)                --                 --
      Treasury Trust Shares...........................              --                  --        (22,565,764)       (43,994,646)
      Treasury Trust Dollar Shares....................              --                  --         (8,941,537)       (17,152,517)
                                                         -------------     ---------------    ---------------    ---------------
        Total distributions to shareholders...........      (7,538,733)        (14,504,526)       (31,507,301)       (61,147,163)
                                                         -------------     ---------------    ---------------    ---------------
  Capital share transactions (at $1 per share):
    Sale of shares....................................     716,925,305       1,113,408,997      4,563,296,752      8,110,835,799
    Reinvestment of dividends.........................         929,726           1,777,322          9,133,224         20,130,709
    Repurchase of shares..............................    (691,233,123)     (1,147,812,970)    (4,459,927,985)    (8,204,831,424)
                                                         -------------     ---------------    ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions......................      26,621,908         (32,626,651)       112,501,991        (73,864,916)
                                                         -------------     ---------------    ---------------    ---------------
        Total increase (decrease) in net assets.......      26,635,291         (32,634,688)       112,416,494        (73,832,413)
Net assets:
  Beginning of period.................................     267,992,327         300,627,015      1,118,054,345      1,191,886,758
                                                         -------------     ---------------    ---------------    ---------------
  End of period.......................................   $ 294,627,618     $   267,992,327    $ 1,230,470,839    $ 1,118,054,345
                                                         =============     ===============    ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                          FEDFUND SHARES
                           ----------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                          YEAR ENDED OCTOBER 31,
                            APRIL 30,    --------------------------------------------------------------
                              1998          1997         1996         1995         1994         1993
                           -----------   ----------   ----------   ----------   ----------   ----------
                           (UNAUDITED)
Net Asset Value,
 Beginning of Period.....      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                           ----------    ----------   ----------   ----------   ----------   ----------
Income From Investment
 Operations:
 Net Investment Income...       .0269         .0530        .0529        .0571        .0377        .0308
 Net Capital Gains.......          --            --           --           --           --        .0001
                           ----------    ----------   ----------   ----------   ----------   ----------
   Total From Investment
     Operations..........       .0269         .0530        .0529        .0571        .0377        .0309
                           ----------    ----------   ----------   ----------   ----------   ----------
Less Distributions:
Dividends to
 Shareholders from:
 Net Investment Income...      (.0269)       (.0530)      (.0529)      (.0571)      (.0377)      (.0308)
 Net Capital Gains.......          --            --           --           --           --       (.0001)
                           ----------    ----------   ----------   ----------   ----------   ----------
   Total Distributions...      (.0269)       (.0530)      (.0529)      (.0571)      (.0377)      (.0309)
                           ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value,
 End of Period...........      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                           ==========    ==========   ==========   ==========   ==========   ==========
Total Return.............        5.51%(2)       5.43%       5.41%        5.86%        3.84%        3.12%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)..................  $1,059,436    $1,220,857   $1,407,529   $1,377,175   $1,557,562   $1,290,971
Ratio of Expenses to
 Average Daily Net
 Assets(1)...............         .20%(2)        .20%        .19%         .18%         .18%         .20%
Ratio of Net Investment
 Income to Average
 Daily Net Assets........        5.40%(2)       5.30%       5.29%        5.71%        3.76%        3.08%

                                                 FEDFUND DOLLAR SHARES
                           ------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                     YEAR ENDED OCTOBER 31,
                            APRIL 30,    ----------------------------------------------------
                              1998         1997       1996       1995       1994       1993
                           -----------   --------   --------   --------   --------   --------
                           (UNAUDITED)
Net Asset Value,
 Beginning of Period.....      $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                            --------     --------   --------   --------   --------   --------
Income From Investment
 Operations:
 Net Investment Income...      .0256        .0505      .0504      .0546      .0352      .0283
 Net Capital Gains.......         --           --         --         --         --      .0001
                            --------     --------   --------   --------   --------   --------
   Total From Investment
     Operations..........      .0256        .0505      .0504      .0546      .0352      .0284
                            --------     --------   --------   --------   --------   --------
Less Distributions:
Dividends to
 Shareholders from:
 Net Investment Income...     (.0256)      (.0505)    (.0504)    (.0546)    (.0352)    (.0283)
 Net Capital Gains.......         --           --         --         --         --     (.0001)
                            --------     --------   --------   --------   --------   --------
   Total Distributions...     (.0256)      (.0505)    (.0504)    (.0546)    (.0352)    (.0284)
                            --------     --------   --------   --------   --------   --------
Net Asset Value,
 End of Period...........      $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                            ========     ========   ========   ========   ========   ========
Total Return.............       5.26%(2)     5.18%      5.16%      5.61%      3.59%      2.87%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)..................    $27,559     $116,316   $113,747   $213,177   $135,769   $169,877
Ratio of Expenses to
 Average Daily Net
 Assets(1)...............        .45%(2)      .45%       .44%       .43%       .43%       .45%
Ratio of Net Investment
 Income to Average
 Daily Net Assets........       5.15%(2)     5.05%      5.04%      5.46%      3.51%      2.83%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28% (annualized) for the six months ended April 30, 1998 and .29%, .30%, .29%, .30% and .27%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994, and 1993 for FedFund Shares, and .53% (annualized) for the six months ended April 30, 1998 and .54%, .55%, .54%, .55% and .52%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for FedFund Dollar Shares.
(2) Annualized

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                             T-FUND SHARES
                              ----------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                          YEAR ENDED OCTOBER 31,
                               APRIL 30,    --------------------------------------------------------------
                                 1998          1997         1996         1995         1994         1993
                              -----------   ----------   ----------   ----------   ----------   ----------
                              (UNAUDITED)
Net Asset Value, Beginning
 of Period..................      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                              ----------    ----------   ----------   ----------   ----------   ----------
Income From Investment
 Operations:
 Net Investment Income......       .0266         .0528        .0528        .0565        .0368        .0303
                              ----------    ----------   ----------   ----------   ----------   ----------
   Total From Investment
     Operations.............       .0266         .0528        .0528        .0565        .0368        .0303
                              ----------    ----------   ----------   ----------   ----------   ----------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income......      (.0266)       (.0528)      (.0528)      (.0565)      (.0368)      (.0303)
                              ----------    ----------   ----------   ----------   ----------   ----------
   Total Distributions......      (.0266)       (.0528)      (.0528)      (.0565)      (.0368)      (.0303)
                              ----------    ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
 Period.....................      $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                              ==========    ==========   ==========   ==========   ==========   ==========
Total Return................        5.46%(2)       5.41%       5.40%        5.80%        3.75%        3.07%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).....................  $2,221,474    $1,765,332   $1,507,603   $1,211,220   $1,012,977   $1,361,624
Ratio of Expenses to Average
 Daily Net Assets(1)........         .20%(2)        .20%        .19%         .18%         .18%         .20%
Ratio of Net Investment
 Income to Average Daily Net
 Assets.....................        5.37%(2)       5.28%       5.26%        5.66%        3.65%        3.03%

                                                   T-FUND DOLLAR SHARES
                              ---------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                   YEAR ENDED OCTOBER 31,
                               APRIL 30,    -------------------------------------------------
                                 1998         1997       1996      1995      1994      1993
                              -----------   --------   --------   -------   -------   -------
                              (UNAUDITED)
Net Asset Value, Beginning
 of Period..................      $ 1.00      $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                               --------     --------   --------   -------   -------   -------
Income From Investment
 Operations:
 Net Investment Income......      .0254        .0503      .0503     .0540     .0343     .0278
                               --------     --------   --------   -------   -------   -------
   Total From Investment
     Operations.............      .0254        .0503      .0503     .0540     .0343     .0278
                               --------     --------   --------   -------   -------   -------
Less Distributions:
Dividends to Shareholders
 from:
 Net Investment Income......     (.0254)      (.0503)    (.0503)   (.0540)   (.0343)   (.0278)
                               --------     --------   --------   -------   -------   -------
   Total Distributions......     (.0254)      (.0503)    (.0503)   (.0540)   (.0343)   (.0278)
                               --------     --------   --------   -------   -------   -------
Net Asset Value, End of
 Period.....................      $ 1.00      $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                               ========     ========   ========   =======   =======   =======
Total Return................       5.21%(2)     5.16%      5.15%     5.55%     3.50%     2.82%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000).....................   $606,929     $516,092   $351,271   $82,502   $22,195   $13,328
Ratio of Expenses to Average
 Daily Net Assets(1)........        .45%(2)      .45%       .44%      .43%      .43%      .45%
Ratio of Net Investment
 Income to Average Daily Net
 Assets.....................       5.12%(2)     5.03%      5.01%     5.41%     3.40%     2.78%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28% (annualized) for the six months ended April 30, 1998 and .29%, .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for T-Fund Shares, and .53% (annualized) for the six months ended April 30, 1998 and .54%, .55%, .54%, .54% and .53%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for T-Fund Dollar Shares.
(2) Annualized

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)




                                                           FEDERAL TRUST SHARES
                                    ------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED                     YEAR ENDED OCTOBER 31,
                                     APRIL 30,     ---------------------------------------------------
                                       1998         1997       1996       1995       1994       1993
                                    -----------    -------    -------    -------    -------    -------
                                    (UNAUDITED)
Net Asset Value, Beginning of
 Period...........................    $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                     --------       ------     ------     ------     ------     ------
Income From Investment Operations:
 Net Investment Income............      .0265        .0521      .0523      .0563      .0380      .0302
 Net Capital Gains................         --           --         --         --         --      .0001
                                     --------       ------     ------     ------     ------     ------
   Total From Investment
     Operations...................      .0265        .0521      .0523      .0563      .0380      .0303
                                     --------       ------     ------     ------     ------     ------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income............     (.0265)      (.0521)    (.0523)    (.0563)    (.0380)    (.0302)
 Net Capital Gains................         --           --         --         --         --     (.0001)
                                     --------       ------     ------     ------     ------     ------
   Total Distributions............     (.0265)      (.0521)    (.0523)    (.0563)    (.0380)    (.0303)
                                     --------       ------     ------     ------     ------     ------
Net Asset Value, End of Period....    $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                     ========       ======     ======     ======     ======     ======
Total Return......................       5.43%(2)     5.33%      5.35%      5.77%      3.87%      3.06%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...........................    $261,528     $229,292   $273,752   $237,718   $317,769   $257,125
Ratio of Expenses to Average
 Daily Net Assets(1)..............        .20%(2)      .20%       .19%       .18%       .18%       .18%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.......................       5.36%(2)     5.21%      5.22%      5.61%      3.85%      3.02%


                                          FEDERAL TRUST DOLLAR
                                                 SHARES
                                         ----------------------
                                         SIX MONTHS
                                            ENDED                       YEAR ENDED OCTOBER 31,
                                          APRIL 30,     -----------------------------------------------------
                                            1998         1997         1996       1995       1994       1993
                                         -----------    -------      -------    -------    -------    -------
                                         (UNAUDITED)
Net Asset Value, Beginning of
 Period...........................         $  1.00      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00
                                           -------        -----        -----      -----      -----      -----
Income From Investment Operations:
 Net Investment Income............           .0253        .0496        .0498      .0538      .0355      .0277
 Net Capital Gains................              --           --           --         --         --      .0001
                                           -------        -----        -----      -----      -----      -----
   Total From Investment
     Operations...................           .0253        .0496        .0498      .0538      .0355      .0278
                                           -------        -----        -----      -----      -----      -----
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income............          (.0253)      (.0496)      (.0498)    (.0538)    (.0355)    (.0277)
 Net Capital Gains................              --           --           --         --         --     (.0001)
                                           -------        -----        -----      -----      -----      -----
   Total Distributions............          (.0253)      (.0496)      (.0498)    (.0538)    (.0355)    (.0278)
                                           -------        -----        -----      -----      -----      -----
Net Asset Value, End of Period....         $  1.00      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00
                                           =======        =====        =====      =====      =====      =====
Total Return......................            5.18%(2)     5.08%        5.10%      5.52%      3.62%      2.81%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...........................         $33,100      $38,700      $26,875    $28,402     $8,278     $1,025
Ratio of Expenses to Average
 Daily Net Assets(1)..............             .45%(2)      .45%         .44%       .43%       .43%       .43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets.......................            5.11%(2)     4.96%        4.97%      5.36%      3.60%      2.77%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29% (annualized) for the six months ended April 30, 1998 and .31%, .31%, .32%, .31% and .29%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Federal Trust Shares, and .54% (annualized) for the six months ended April 30, 1998 and .56%, .56%, .57%, .56% and .54%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Federal Trust Dollar Shares.
(2) Annualized

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)




                                                              TREASURY TRUST SHARES
                                       -------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                     YEAR ENDED OCTOBER 31,
                                        APRIL 30,    -----------------------------------------------------
                                          1998        1997      1996        1995        1994        1993
                                       -----------   -------   -------     -------     -------     -------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period..............................    $  1.00     $  1.00   $  1.00     $  1.00     $  1.00     $  1.00
                                        --------      ------    ------     -------     -------     -------
Income From Investment Operations:
 Net Investment Income...............      .0256       .0504     .0508       .0545       .0359       .0292
                                        --------      ------    ------     -------     -------     -------
   Total From Investment
     Operations......................      .0256       .0504     .0508       .0545       .0359       .0292
                                        --------      ------    ------     -------     -------     -------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............     (.0256)     (.0504)   (.0508)     (.0545)     (.0359)     (.0292)
                                        --------      ------    ------     -------     -------     -------
   Total Distributions...............     (.0256)     (.0504)   (.0508)     (.0545)     (.0359)     (.0292)
                                        --------      ------    ------     -------     -------     -------
Net Asset Value, End of Period.......    $  1.00     $  1.00   $  1.00     $  1.00     $  1.00     $  1.00
                                        ========      ======    ======     =======     =======     =======
Total Return.........................       5.24%(2)    5.16%     5.20%       5.59%       3.65%       2.96%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).....    $784,205    $786,556  $897,659    $1,101,834  $1,016,635  $1,188,412
Ratio of Expenses to Average Daily
 Net Assets(1).......................        .20%(2)     .20%      .19%        .18%        .18%        .18%
Ratio of Net Investment
 Income to Average
 Daily Net Assets....................       5.15%(2)    5.04%     5.08%       5.45%       3.57%       2.92%


                                        TREASURY TRUST DOLLAR
                                               SHARES
                                        ---------------------
                                        SIX MONTHS
                                           ENDED                    YEAR ENDED OCTOBER 31,
                                         APRIL 30,    -------------------------------------------------
                                           1998        1997        1996      1995      1994      1993
                                        -----------   -------     -------   -------   -------   -------
                                        (UNAUDITED)
Net Asset Value, Beginning of
 Period..............................     $  1.00     $  1.00     $  1.00   $  1.00   $  1.00   $  1.00
                                         --------      ------      ------    ------    ------    ------
Income From Investment Operations:
 Net Investment Income...............       .0244       .0479       .0483     .0520     .0334     .0267
                                         --------      ------      ------    ------    ------    ------
   Total From Investment
     Operations......................       .0244       .0479       .0483     .0520     .0334     .0267
                                         --------      ------      ------    ------    ------    ------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............      (.0244)     (.0479)     (.0483)   (.0520)   (.0334)   (.0267)
                                         --------      ------      ------    ------    ------    ------
   Total Distributions...............      (.0244)     (.0479)     (.0483)   (.0520)   (.0334)   (.0267)
                                         --------      ------      ------    ------    ------    ------
Net Asset Value, End of Period.......     $  1.00     $  1.00     $  1.00   $  1.00   $  1.00   $  1.00
                                         ========      ======      ======    ======    ======    ======
Total Return.........................        4.99%(2)    4.91%       4.95%     5.34%     3.40%     2.71%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).....     $446,266    $331,498    $294,228  $223,272  $181,934  $258,206
Ratio of Expenses to Average Daily
 Net Assets(1).......................         .45%(2)     .45%        .44%      .43%      .43%      .43%
Ratio of Net Investment
 Income to Average
 Daily Net Assets....................        4.90%(2)    4.79%       4.83%     5.20%     3.32%     2.67%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28% (annualized) for the six months ended April 30, 1998 and .30%, .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Treasury Trust Shares, and .53% (annualized) for the six months ended April 30, 1998 and .55%, .55%, .54%, .54% and .53%, respectively, for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 for Treasury Trust Dollar Shares.
(2) Annualized

                  See accompany notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of four separate portfolios, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

  The FedFund portfolio has two classes of shares, FedFund Shares and FedFund Dollar Shares. The T-Fund portfolio has three classes of shares, T-Fund Shares, T-Fund Dollar Shares, and T-Fund Plus Shares. Federal Trust Fund portfolio has two classes of shares, Federal Trust Shares and Federal Trust Dollar Shares. Treasury Trust Fund portfolio also has two classes of shares, Treasury Trust Shares and Treasury Trust Dollar Shares. Each portfolio's classes of shares are identical in all respects, except that Dollar Shares and Plus Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares or Plus Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares or Plus Shares. The T-Fund Plus Shares also bear distribution fees of 0.15% (on an annualized basis) of their average daily net asset value payable to the Company's distributor, Provident Distributors, Inc. (PDI), for distribution and sales support services. No T-Fund Plus Shares have been sold as of April 30, 1998.

B. Significant accounting policies are as follows:

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and Blackrock Institutional Management Corporation (BIMC), an indirect majority owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  In March 1998, BIMC (formerly known as PNC Institutional Management Corporation) assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel, facilities, and expenses related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

  PDI serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services, except that the T-Fund Plus Shares pay PDI a distribution fee of 0.15% of their average net assets per annum for distribution and sales support services.

  The Company has entered into an Administration Agreement with PFPC and PDI (the Administrators) for certain administrative services.

  In return for their advisory and administrative services, the Company pays BIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of each portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of each portfolio do not exceed .20% of their respective average net assets. For the six months ended April 30, 1998, the Administrators and BIMC waived, on an equal basis, a total of $519,196 of the administration and advisory fees payable to them with respect to FedFund, $1,032,059 with respect to T-Fund, $132,927 with respect to Federal Trust Fund and $507,885 with respect to Treasury Trust Fund.

  Service Organization fees of $533,468 were paid to affiliates of PNC Bank for the six months ended April 30, 1998.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Transactions in shares of the Company are summarized as follows:

                                                                         FEDFUND PORTFOLIO
                                                               -------------------------------------
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                APRIL 30, 1998      OCTOBER 31, 1997
                                                               ----------------     ----------------
                                                                 (UNAUDITED)
Shares sold:
     FedFund................................................     3,310,719,890        7,982,671,603
     FedFund Dollar.........................................       383,726,685        2,177,286,389
Shares issued in reinvestment of dividends:
     FedFund................................................         6,161,818           11,985,551
     FedFund Dollar.........................................         1,688,661            3,167,950
Shares repurchased:
     FedFund................................................    (3,478,304,686)      (8,181,306,912)
     FedFund Dollar.........................................      (474,172,858)      (2,177,884,143)
                                                                --------------       --------------
       Net decrease in shares...............................      (250,180,490)        (184,079,562)
                                                                ==============       ==============

                                                                        T-FUND PORTFOLIO
                                                              ------------------------------------
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 1998     OCTOBER 31, 1997
                                                              ----------------    ----------------
                                                                (UNAUDITED)
Shares sold:
     T-Fund.................................................   11,759,299,726      18,993,277,228
     T-Fund Dollar..........................................    2,593,065,797       3,239,641,554
Shares issued in reinvestment of dividends:
     T-Fund.................................................       11,801,590          21,093,890
     T-Fund Dollar..........................................        2,550,605           3,477,369
Shares repurchased:
     T-Fund.................................................  (11,314,962,315)    (18,756,649,706)
     T-Fund Dollar..........................................   (2,504,780,125)     (3,078,299,502)
                                                              ---------------     ---------------
       Net increase in shares...............................      546,975,278         422,540,833
                                                              ===============     ===============

                                                                  FEDERAL TRUST FUND PORTFOLIO
                                                              ------------------------------------
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 1998     OCTOBER 31, 1997
                                                              ----------------    ----------------
                                                                (UNAUDITED)
Shares sold:
    Federal Trust...........................................     588,047,757         883,098,652
    Federal Trust Dollar....................................     128,877,548         230,310,345
Shares issued in reinvestment of dividends:
    Federal Trust...........................................         812,694           1,604,400
    Federal Trust Dollar....................................         117,032             172,922
Shares repurchased:
    Federal Trust...........................................    (556,635,577)       (929,156,412)
    Federal Trust Dollar....................................    (134,597,546)       (218,656,558)
                                                                ------------        ------------
       Net increase (decrease) in shares....................      26,621,908         (32,626,651)
                                                                ============        ============

                                                                 TREASURY TRUST FUND PORTFOLIO
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1998    OCTOBER 31, 1997
                                                              ----------------   ----------------
                                                                (UNAUDITED)
Shares sold:
    Treasury Trust..........................................    3,345,005,739      6,033,944,270
    Treasury Trust Dollar...................................    1,218,291,013      2,076,891,529
Shares issued in reinvestment of dividends:
    Treasury Trust..........................................        2,689,401          8,360,341
    Treasury Trust Dollar...................................        6,443,823         11,770,368
Shares repurchased:
    Treasury Trust..........................................   (3,349,983,379)    (6,153,431,801)
    Treasury Trust Dollar...................................   (1,109,944,606)    (2,051,399,623)
                                                               --------------     --------------
       Net increase (decrease) in shares....................      112,501,991        (73,864,916)
                                                               ==============     ==============

On April 30, 1998, two shareholders held approximately 25% of the outstanding shares of T-Fund, two shareholders held approximately 45% of the outstanding shares of Federal Trust Fund and one shareholder held approximately 16% of the outstanding shares of Treasury Trust Fund.

                   Notes to Financial Statements (Concluded)

E. At April 30, 1998, net assets consisted of:

                                                                             FEDERAL         TREASURY
                                                                              TRUST           TRUST
                                            FEDFUND           T-FUND           FUND            FUND
                                           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                         --------------   --------------   ------------   --------------
Paid-in capital........................  $1,087,297,470   $2,828,464,632   $294,825,439   $1,230,798,406
Accumulated net realized loss on
  security transactions................        (302,599)         (61,489)      (197,821)        (327,567)
                                         --------------   --------------   ------------   --------------
                                         $1,086,994,871   $2,828,403,143   $294,627,618   $1,230,470,839
                                         ==============   ==============   ============   ==============

F. At October 31, 1997, FedFund, T-Fund, Federal Trust, and Treasury Trust had capital loss carryovers amounting to $305,173, $52,014, $211,204 and $235,332, respectively, expiring at various times from 2001 to 2005. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

       BOARD OF TRUSTEES
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       OFFICERS
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
         W. Bruce McConnel, III
           Secretary

       INVESTMENT ADVISER
         BlackRock Institutional Management Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       CO-ADMINISTRATORS
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       DISTRIBUTOR
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       TRANSFER AGENT
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-SA-003
                                                        FEDFUND
                                                        T-FUND
                                                  FEDERAL TRUST FUND
                                                  TREASURY TRUST FUND

                                                 Investment Portfolios
                                                      Offered by
                                             Trust for Federal Securities
                                                     [PFPC LOGO]
                                                  Semi-Annual Report
                                                    to Shareholders
                                                    April 30, 1998